Contents of Significant Accounts - Refund Liabilities - Summary of Refund Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Refund Liability [Abstract]
Refund liabilities	$ 1,252,451	$ 2,078,075